Shareholders' Equity - Changes in Number of Issued Shares of Common Stock and Common Stock Held by SMFG or its Subsidiaries (Detail) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Common stock [member]
Disclosure of classes of share capital [line items]
At beginning of period	3,884,445,458	4,012,587,252	4,124,073,582
Net change	(56,947,318)	(128,141,794)	(111,486,330)
At end of period	3,827,498,140	3,884,445,458	4,012,587,252
Treasury stock [member]
Disclosure of classes of share capital [line items]
At beginning of period	10,651,848	70,763,598	90,211,950
Net change	(19,729)	(60,111,750)	(19,448,352)
At end of period	10,632,119	10,651,848	70,763,598